Annual Operating Expenses - FidelityDividendGrowthFund-AMCIZPro - FidelityDividendGrowthFund-AMCIZPro - Fidelity Dividend Growth Fund	Feb. 10, 2025
Fidelity Advisor Dividend Growth Fund - Class M
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.09%
Total annual operating expenses	1.31%
Fidelity Advisor Dividend Growth Fund - Class C
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.09%
Total annual operating expenses	1.81%
Fidelity Advisor Dividend Growth Fund - Class I
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.09%
Total annual operating expenses	0.81%
Fidelity Advisor Dividend Growth Fund - Class Z
Operating Expenses:
Management fee	0.59%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.09%
Total annual operating expenses	0.69%
Fidelity Advisor Dividend Growth Fund - Class A
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.09%
Total annual operating expenses	1.06%

[1]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Based on estimated amounts for the current fiscal year.